UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03591

Calvert Variable Series, Inc.

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

December 31

Date of Fiscal Year End

June 30, 2020

Date of Reporting Period

Item 1. Report to Stockholders

Calvert
VP SRI Balanced Portfolio
Semiannual Report
June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable. Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2020
Calvert
VP SRI Balanced Portfolio

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Performance

Portfolio Managers Vishal Khanduja, CFA, Brian S. Ellis, CFA and Charles B. Gaffney, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	09/02/1986	09/02/1986	0.44%	7.73%	7.21%	9.41%
Class F at NAV	10/18/2013	09/02/1986	0.00	7.23	6.75	9.16

Russell 1000® Index	—	—	(2.81)%	7.48%	10.46%	13.96%
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	6.14	8.74	4.30	3.82
Balanced Blended Benchmark	—	—	1.20	8.61	8.28	10.08

% Total Annual Operating Expense Ratios[3]	Class I	Class F
	0.62%	0.86%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Fund Profile

Asset Allocation (% of total investments)

Equity Investments Sector Allocation (% of total investments)

Fixed-Income Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Endnotes and Additional Disclosures

[1]	Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Balanced Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index, and is rebalanced monthly. Prior to 11/1/15, the fixed income component was the Bloomberg Barclays U.S. Credit Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,004.40	$3.19	0.64%
Class F	$1,000.00	$1,000.00	$4.43	0.89%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,021.68	$3.22	0.64%
Class F	$1,000.00	$1,020.44	$4.47	0.89%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019. Expenses shown do not include insurance-related charges.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 6.2%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$165	$ 168,422
Avant Loans Funding Trust:
Series 2018-A, Class B, 3.95%, 12/15/22(1)	9	9,371
Series 2018-A, Class C, 4.79%, 5/15/24(1)	150	149,578
Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.50%, 7/20/21(1)	51	50,650
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	922	883,960
Conn's Receivables Funding, LLC:
Series 2018-A, Class A, 3.25%, 1/15/23(1)	15	15,140
Series 2018-A, Class B, 4.65%, 1/15/23(1)	13	13,312
Series 2019-A, Class A, 3.40%, 10/16/23(1)	133	131,420
Series 2019-A, Class B, 4.36%, 10/16/23(1)	204	199,614
Series 2019-B, Class A, 2.66%, 6/17/24(1)	377	371,961
Series 2019-B, Class B, 3.62%, 6/17/24(1)	135	130,046
Consumer Loan Underlying Bond Credit Trust, Series 2017-P2, Class B, 3.56%, 1/15/24(1)	40	39,992
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26(1)	5	5,397
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	83	88,025
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40(1)	74	75,805
Driven Brands Funding, LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45(1)	444	463,449
Series 2016-1A, Class A2, 6.125%, 7/20/46(1)	144	146,553
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	28	30,201
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	75	76,576
Element Rail Leasing I, LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44(1)	20	19,624
Series 2014-1A, Class B1, 4.406%, 4/19/44(1)	350	352,894
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	345	347,483
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	30	29,562
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	572	542,830
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	175	141,467
Hardee's Funding, LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	270	274,927
InSite Issuer, LLC:
Series 2016-1A, Class A, 2.883%, 11/15/46(1)	140	142,431
Series 2016-1A, Class C, 6.414%, 11/15/46(1)	25	25,049
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	403	415,757
Security	Principal Amount (000's omitted)	Value
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	$281	$ 276,920
Marlette Funding Trust, Series 2018-3A, Class C, 4.63%, 9/15/28(1)	100	97,170
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	330	345,915
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	870	790,492
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	100	100,834
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	100	100,966
OneMain Financial Issuance Trust:
Series 2016-1A, Class B, 4.57%, 2/20/29(1)	140	139,863
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	266	266,379
Oportun Funding IX, LLC, Series 2018-B, Class A, 3.91%, 7/8/24(1)	1,154	1,163,720
Oportun Funding VIII, LLC, Series 2018-A, Class A, 3.61%, 3/8/24(1)	706	707,563
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	496	500,854
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	69	66,920
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	279	241,198
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class C, 5.80%, 6/15/23(1)	40	40,033
Series 2018-2A, Class B, 3.96%, 10/15/24(1)	321	321,348
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	33	32,848
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	1,151	1,164,901
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	223	216,769
Series 2020-A, Class A, 2.62%, 12/15/26(1)	213	205,194
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	329	315,934
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	193	188,630
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	543	539,018
Series 2014-2, Class B, 5.44%, 7/20/44(1)	853	830,525
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	646	680,739
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36(1)	588	594,980
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28(1)	37	38,048
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,245	2,358,614
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	175	172,217
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	105	102,933

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	$217	$ 215,775
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	326	275,162
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	198	194,372
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	370	366,760
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	538	545,828
Series 2019-A, Class A1, 2.005%, 12/18/20(1)	4	3,857
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	151	152,730
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	815	836,295
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	170	173,877
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	656	703,606
Vantage Data Centers Issuer, LLC:
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	331	341,113
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	521	530,451
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	247	137,330
Total Asset-Backed Securities (identified cost $22,605,500)		$ 22,420,177

Collateralized Mortgage-Backed Obligations — 6.0%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$1,440	$ 1,586,938
Series KW06, Class A2, 3.80%, 6/25/28(2)	530	626,559
Series W5FX, Class AFX, 3.336%, 4/25/28(2)	192	218,790
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.435%, (1 mo. USD LIBOR + 3.25%), 5/25/25(3)	493	514,738
Series 2017-DNA3, Class M2, 2.685%, (1 mo. USD LIBOR + 2.50%), 3/25/30(3)	600	606,576
Series 2018-DNA1, Class M2, 1.985%, (1 mo. USD LIBOR + 1.80%), 7/25/30(3)	268	264,174
Series 2018-DNA1, Class M2AT, 1.235%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	356	355,316
Series 2019-DNA2, Class M2, 2.635%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(3)	76	75,448
Series 2019-DNA3, Class M2, 2.235%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(3)	852	836,798
Series 2019-DNA4, Class M2, 2.135%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	357	350,129
Series 2019-HQA2, Class M2, 2.235%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(3)	164	161,243
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2019-HQA3, Class M2, 2.035%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(3)	$65	$ 63,556
Series 2020-DNA1, Class M1, 0.885%, (1 mo. USD LIBOR + 0.70%), 1/25/50(1)(3)	102	102,568
Series 2020-DNA2, Class M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(3)	387	385,330
Series 2020-DNA3, Class B1, (1 mo. USD LIBOR + 5.10%), 6/25/50(1)(4)	10	10,000
Series 2020-DNA3, Class M2, (1 mo. USD LIBOR + 3.00%), 6/25/50(1)(4)	10	10,000
Series 2020-HQA1, Class M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 1/25/50(1)(3)	44	44,121
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.801%, 2/25/27(2)	109	112,847
Series 2017-M13, Class A2, 2.939%, 9/25/27(2)	675	756,414
Series 2018-M4, Class A2, 3.045%, 3/25/28(2)	721	817,347
Series 2018-M8, Class A2, 3.325%, 6/25/28(2)	459	526,440
Series 2018-M13, Class A2, 3.697%, 9/25/30(2)	1,680	2,023,451
Series 2019-M1, Class A2, 3.555%, 9/25/28(2)	785	924,116
Series 2019-M9, Class A2, 2.937%, 4/25/29	291	322,664
Series 2019-M22, Class A2, 2.522%, 8/25/29	3,100	3,401,127
Series 2020-M1, Class A2, 2.444%, 10/25/29	963	1,044,167
Series 2020-M20, Class A2, 1.435%, 10/25/29	605	624,715
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.435%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	397	359,849
Series 2014-C02, Class 1M2, 2.785%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	608	545,730
Series 2014-C02, Class 2M2, 2.785%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	156	146,538
Series 2014-C03, Class 1M2, 3.185%, (1 mo. USD LIBOR + 3.00%), 7/25/24(3)	374	338,548
Series 2014-C03, Class 2M2, 3.085%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	263	248,418
Series 2014-C04, Class 1M2, 5.085%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	502	522,911
Series 2016-C06, Class 1M2, 4.435%, (1 mo. USD LIBOR + 4.25%), 4/25/29(3)	186	194,183
Series 2017-C05, Class 1M2, 2.385%, (1 mo. USD LIBOR + 2.20%), 1/25/30(3)	172	172,273
Series 2017-C06, Class 1M2, 2.835%, (1 mo. USD LIBOR + 2.65%), 2/25/30(3)	273	272,278
Series 2018-C06, Class 1M2, 2.185%, (1 mo. USD LIBOR + 2.00%), 3/25/31(3)	29	28,272
Series 2018-R07, Class 1M2, 2.585%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	332	329,238
Series 2019-R02, Class 1M2, 2.485%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(3)	103	102,025
Series 2019-R03, Class 1M2, 2.335%, (1 mo. USD LIBOR + 2.15%), 9/25/31(1)(3)	206	205,009

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R05, Class 1M2, 2.185%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(3)	$195	$ 194,119
Series 2019-R06, Class 2M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 9/25/39(1)(3)	61	61,006
Series 2020-R01, Class 1M1, 0.985%, (1 mo. USD LIBOR + 0.80%), 1/25/40(1)(3)	358	356,965
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	274	303,162
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(5)	100	100,451
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(5)	250	247,335
Total Collateralized Mortgage-Backed Obligations (identified cost $20,415,176)		$ 21,493,882

Commercial Mortgage-Backed Securities — 1.8%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$695	$ 464,643
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	325	209,524
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	485	298,685
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.105%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(3)	664	661,802
Series 2019-XL, Class B, 1.265%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(3)	315	310,678
Citigroup Commercial Mortgage Trust, Series 2017-MDRC, Class D, 2.435%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(3)	235	213,943
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.435%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(3)	55	50,456
Series 2020-01, Class M10, 3.935%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	395	364,838
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27(1)	100	94,496
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	270,853
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	100	82,350
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.885%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(3)	545	542,146
Series 2019-BPR, Class A, 1.585%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(3)	650	579,443
Series 2019-BPR, Class B, 2.285%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(3)	241	204,603
Security	Principal Amount (000's omitted)	Value
Morgan Stanley Capital I Trust: (continued)
Series 2019-BPR, Class C, 3.235%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(3)	$100	$ 81,429
Motel 6 Trust:
Series 2017-MTL6, Class B, 1.375%, (1 mo. USD LIBOR + 1.19%), 8/15/34(1)(3)	48	46,383
Series 2017-MTL6, Class C, 1.585%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(3)	638	608,489
Series 2017-MTL6, Class D, 2.335%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(3)	188	178,175
Series 2017-MTL6, Class E, 3.435%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(3)	67	61,445
RETL Trust:
Series 2019-RVP, Class A, 1.335%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(3)	121	115,421
Series 2019-RVP, Class B, 1.735%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(3)	875	794,428
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	450	415,149
Total Commercial Mortgage-Backed Securities (identified cost $7,486,333)		$ 6,649,379

Common Stocks — 60.1%

Security	Shares	Value
Aerospace & Defense — 0.6%
Hexcel Corp.	46,500	$ 2,102,730
		$ 2,102,730
Banks — 2.7%
Bank of America Corp.	145,500	$ 3,455,625
JPMorgan Chase & Co.	37,700	3,546,062
PNC Financial Services Group, Inc. (The)	25,700	2,703,897
		$ 9,705,584
Beverages — 1.5%
PepsiCo, Inc.	41,756	$ 5,522,649
		$ 5,522,649
Biotechnology — 1.0%
AbbVie, Inc.	38,100	$ 3,740,658
		$ 3,740,658
Capital Markets — 2.2%
Cboe Global Markets, Inc.	23,800	$ 2,220,064
Intercontinental Exchange, Inc.	20,500	1,877,800
Tradeweb Markets, Inc., Class A	65,003	3,779,274
		$ 7,877,138

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies — 0.7%
Waste Management, Inc.	23,816	$ 2,522,353
		$ 2,522,353
Communications Equipment — 0.9%
Cisco Systems, Inc.	71,400	$ 3,330,096
		$ 3,330,096
Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	62,834	$ 3,464,038
		$ 3,464,038
Electrical Equipment — 1.7%
AMETEK, Inc.	45,700	$ 4,084,209
Emerson Electric Co.	29,900	1,854,697
		$ 5,938,906
Energy Equipment & Services — 0.5%
Baker Hughes Co.	117,600	$ 1,809,864
		$ 1,809,864
Entertainment — 1.0%
Electronic Arts, Inc.(6)	27,600	$ 3,644,580
		$ 3,644,580
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	20,000	$ 5,170,800
		$ 5,170,800
Food & Staples Retailing — 1.5%
Walmart, Inc.	43,600	$ 5,222,408
		$ 5,222,408
Food Products — 1.3%
Mondelez International, Inc., Class A	88,512	$ 4,525,619
		$ 4,525,619
Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	48,100	$ 4,397,783
Boston Scientific Corp.(6)	70,000	2,457,700
Danaher Corp.	31,500	5,570,145
ICU Medical, Inc.(6)	14,300	2,635,633
		$ 15,061,261
Health Care Providers & Services — 1.2%
Anthem, Inc.	16,800	$ 4,418,064
		$ 4,418,064
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.6%
NextEra Energy Partners, L.P.	44,456	$ 2,279,704
		$ 2,279,704
Insurance — 1.3%
First American Financial Corp.	43,801	$ 2,103,324
Travelers Cos., Inc. (The)	24,000	2,737,200
		$ 4,840,524
Interactive Media & Services — 3.6%
Alphabet, Inc., Class C(6)	7,490	$ 10,587,939
IAC/InterActiveCorp. (6)	7,400	2,393,160
		$ 12,981,099
Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.(6)	4,829	$ 13,322,342
		$ 13,322,342
IT Services — 5.6%
Cognizant Technology Solutions Corp., Class A	56,700	$ 3,221,694
Fidelity National Information Services, Inc.	30,700	4,116,563
MasterCard, Inc., Class A	6,900	2,040,330
PayPal Holdings, Inc.(6)	25,000	4,355,750
Visa, Inc., Class A	32,600	6,297,342
		$ 20,031,679
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	13,318	$ 4,825,644
		$ 4,825,644
Machinery — 1.3%
Ingersoll Rand, Inc.(6)	81,000	$ 2,277,720
Stanley Black & Decker, Inc.	17,000	2,369,460
		$ 4,647,180
Metals & Mining — 0.8%
Steel Dynamics, Inc.	109,300	$ 2,851,637
		$ 2,851,637
Multiline Retail — 0.7%
Dollar General Corp.	13,600	$ 2,590,936
		$ 2,590,936
Multi-Utilities — 1.3%
CMS Energy Corp.	39,285	$ 2,295,029
Sempra Energy	19,108	2,240,031
		$ 4,535,060

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 1.8%
Sanofi	36,400	$ 3,712,238
Zoetis, Inc.	20,000	2,740,800
		$ 6,453,038
Road & Rail — 0.6%
Union Pacific Corp.	13,200	$ 2,231,724
		$ 2,231,724
Semiconductors & Semiconductor Equipment — 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	47,800	$ 2,713,606
Texas Instruments, Inc.	28,151	3,574,332
		$ 6,287,938
Software — 6.0%
Adobe, Inc.(6)	7,863	$ 3,422,843
Intuit, Inc.	6,452	1,911,018
Microsoft Corp.	78,993	16,075,865
		$ 21,409,726
Specialty Retail — 2.2%
Home Depot, Inc. (The)	20,400	$ 5,110,404
TJX Cos., Inc. (The)	52,200	2,639,232
		$ 7,749,636
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	36,472	$ 13,304,986
		$ 13,304,986
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.(6)	15,300	$ 1,593,495
		$ 1,593,495
Total Common Stocks (identified cost $164,212,293)		$ 215,993,096

Convertible Bonds — 0.0%(7)

Security	Principal Amount (000's omitted)	Value
Technology — 0.0%(7)
Western Digital Corp., 1.50%, 2/1/24	$84	$ 79,383
Total Convertible Bonds (identified cost $78,973)		$ 79,383

Corporate Bonds — 17.4%

Security	Principal Amount (000's omitted)*	Value
Basic Materials — 0.3%
LG Chem, Ltd.:
3.25%, 10/15/24(1)	550	$ 585,339
3.625%, 4/15/29(1)	250	272,163
Yara International ASA, 3.148%, 6/4/30(1)	191	198,977
		$ 1,056,479
Communications — 1.4%
AT&T, Inc.:
2.30%, 6/1/27	1	$ 1,034
3.65%, 6/1/51	751	787,082
4.30%, 2/15/30	577	674,645
4.50%, 3/9/48	325	382,004
4.90%, 6/15/42	300	359,943
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	731	831,940
Crown Castle Towers, LLC, 3.663%, 5/15/45(1)	250	267,365
Discovery Communications, LLC:
3.625%, 5/15/30	137	150,145
5.20%, 9/20/47	691	804,860
NBCUniversal Media, LLC, 4.45%, 1/15/43	200	251,890
Sprint Corp., 7.25%, 9/15/21	75	78,713
T-Mobile USA, Inc., 2.55%, 2/15/31(1)	413	415,486
		$ 5,005,107
Consumer, Cyclical — 1.6%
American Airlines Pass-Through Trust:
4.40%, 9/22/23	366	$ 261,330
5.25%, 1/15/24	225	149,816
5.60%, 7/15/20(1)	371	372,775
5.625%, 1/15/21(1)	81	73,644
Aptiv PLC, 5.40%, 3/15/49	58	60,781
Delta Air Lines, Inc., 7.375%, 1/15/26	506	490,048
Ford Motor Credit Co., LLC:
1.146%, (3 mo. USD LIBOR + 0.88%), 10/12/21(3)	313	297,074
1.636%, (3 mo. USD LIBOR + 1.08%), 8/3/22(3)	250	228,207
2.183%, (3 mo. USD LIBOR + 0.81%), 4/5/21(3)	200	191,969
2.979%, 8/3/22	1,070	1,029,554
3.087%, 1/9/23	200	190,562
4.14%, 2/15/23	200	196,690
Macy's Retail Holdings, Inc.:
2.875%, 2/15/23	480	382,800
3.45%, 1/15/21(8)	71	67,450
3.625%, 6/1/24(8)	160	116,714
3.875%, 1/15/22	250	221,950

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Consumer, Cyclical (continued)
Macy's, Inc., 8.375%, 6/15/25(1)	4	$ 3,988
Magna International, Inc., 2.45%, 6/15/30	250	256,194
Marriott International, Inc., 0.95%, (3 mo. USD LIBOR + 0.60%), 12/1/20(3)	60	59,734
Nordstrom, Inc.:
4.375%, 4/1/30	360	282,915
5.00%, 1/15/44	453	321,160
Tapestry, Inc., 4.125%, 7/15/27	473	445,764
		$ 5,701,119
Consumer, Non-cyclical — 1.3%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	384	$ 384,960
Becton Dickinson and Co.:
1.181%, (3 mo. USD LIBOR + 0.875%), 12/29/20(3)	625	625,051
2.894%, 6/6/22	231	239,103
Centene Corp.:
3.375%, 2/15/30	199	201,244
4.25%, 12/15/27	208	215,119
4.625%, 12/15/29	36	38,206
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	285	306,172
CVS Health Corp.:
1.033%, (3 mo. USD LIBOR + 0.72%), 3/9/21(3)	44	44,172
2.625%, 8/15/24	112	119,657
3.00%, 8/15/26	615	673,343
4.30%, 3/25/28	524	613,003
CVS Pass-Through Trust, 6.036%, 12/10/28	379	428,478
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	374	392,652
Ford Foundation (The), 2.415%, 6/1/50	435	445,126
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	45	48,717
		$ 4,775,003
Energy — 0.6%
National Oilwell Varco, Inc., 3.60%, 12/1/29	957	$ 939,946
Oceaneering International, Inc., 4.65%, 11/15/24	22	16,679
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	308	313,331
5.00%, 1/31/28(1)	743	778,155
		$ 2,048,111
Financial — 7.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.125%, 7/3/23	150	$ 146,756
4.50%, 9/15/23(4)	291	291,249
6.50%, 7/15/25	175	183,529
Affiliated Managers Group, Inc., 3.30%, 6/15/30	591	603,238
Security	Principal Amount (000's omitted)*	Value
Financial (continued)
Aflac, Inc., 3.60%, 4/1/30	170	$ 198,696
AG Issuer, LLC, 6.25%, 3/1/28(1)	279	260,167
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	371	335,059
Ameriprise Financial, Inc., 3.00%, 4/2/25	164	178,318
Arch Capital Group, Ltd., 3.635%, 6/30/50	248	260,700
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(9)	458	467,597
Banco Santander S.A., 1.45%, (3 mo. USD LIBOR + 1.09%), 2/23/23(3)	200	197,454
Bank of America Corp.:
1.486% to 5/19/23, 5/19/24(9)	585	594,741
2.289%, (3 mo. USD LIBOR + 1.18%), 10/21/22(3)(8)	118	119,033
2.456% to 10/22/24, 10/22/25(9)	655	689,501
2.676% to 6/19/40, 6/19/41(9)	707	728,824
3.499% to 5/17/21, 5/17/22(9)	704	720,819
3.55% to 3/5/23, 3/5/24(9)	590	630,683
3.593% to 7/21/27, 7/21/28(9)	690	775,610
3.974% to 2/7/29, 2/7/30(9)	184	214,244
Bank of America NA, 3.335% to 1/25/22, 1/25/23(9)	694	724,676
Bank of Montreal:
2.05%, 11/1/22	822	849,476
3.803% to 12/15/27, 12/15/32(9)	45	48,471
Bank of Nova Scotia (The):
1.625%, 5/1/23	418	428,046
2.375%, 1/18/23	600	624,996
BankUnited, Inc., 5.125%, 6/11/30	545	556,978
Capital One Financial Corp.:
1.21%, (3 mo. USD LIBOR + 0.45%), 10/30/20(3)	110	110,101
1.48%, (3 mo. USD LIBOR + 0.72%), 1/30/23(3)	300	294,753
2.60%, 5/11/23	124	129,575
3.30%, 10/30/24	209	225,085
4.20%, 10/29/25	190	211,090
Citigroup, Inc.:
1.388%, (3 mo. USD LIBOR + 1.07%), 12/8/21(3)	150	151,207
1.678% to 5/15/23, 5/15/24(9)	745	760,036
2.75%, 4/25/22	370	383,666
3.106% to 4/8/25, 4/8/26(9)	319	342,626
3.142% to 1/24/22, 1/24/23(9)	388	401,370
3.887% to 1/10/27, 1/10/28(9)	1,081	1,219,012
Citizens Bank NA, 2.55%, 5/13/21	200	203,287
Citizens Financial Group, Inc., 2.375%, 7/28/21	170	172,190
Commonwealth Bank of Australia:
2.50%, 9/18/22(1)	270	281,770

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Financial (continued)
Commonwealth Bank of Australia: (continued)
3.61% to 9/12/29, 9/12/34(1)(9)	206	$ 219,577
Digital Realty Trust, L.P.:
3.95%, 7/1/22	248	262,944
4.75%, 10/1/25	260	300,316
Discover Bank:
2.70%, 2/6/30	250	252,436
4.682% to 8/9/23, 8/9/28(9)	270	272,785
Discover Financial Services:
3.95%, 11/6/24	90	98,551
6.125% to 6/23/25(9)(10)	578	594,300
EPR Properties, 3.75%, 8/15/29	450	392,712
HAT Holdings I, LLC/HAT Holdings II, LLC:
5.25%, 7/15/24(1)	102	104,242
6.00%, 4/15/25(1)	25	26,234
Iron Mountain, Inc., 5.00%, 7/15/28(1)	91	89,123
JPMorgan Chase & Co.:
2.739% to 10/15/29, 10/15/30(9)	217	232,954
2.956% to 5/13/30, 5/13/31(9)	183	195,016
3.797% to 7/23/23, 7/23/24(9)	530	574,918
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(9)	356	367,932
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	255	267,711
Marsh & McLennan Cos., Inc., 1.506%, (3 mo. USD LIBOR + 1.20%), 12/29/21(3)	168	168,086
Morgan Stanley:
0.766%, (SOFR + 0.70%), 1/20/23(3)	964	961,813
2.42%, (3 mo. USD LIBOR + 1.40%), 10/24/23(3)	260	262,803
4.00%, 7/23/25	210	238,261
National Australia Bank, Ltd., 3.625%, 6/20/23	275	299,094
Nationwide Building Society, 3.96% to 7/18/29, 7/18/30(1)(8)(9)	293	330,172
Newmark Group, Inc., 6.125%, 11/15/23	45	45,137
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	2,244	2,381,653
Radian Group, Inc.:
4.875%, 3/15/27	122	115,038
6.625%, 3/15/25	54	55,451
SBA Tower Trust, 3.722%, 4/9/48(1)	660	686,396
SITE Centers Corp., 3.625%, 2/1/25	259	261,288
Standard Chartered PLC, 6.00% to 7/26/25(1)(8)(9)(10)	233	233,583
Stifel Financial Corp., 4.00%, 5/15/30	403	427,614
Synovus Bank/Columbus GA, 2.289% to 2/10/22, 2/10/23(9)	529	535,833
Synovus Financial Corp.:
3.125%, 11/1/22	156	158,297
5.90% to 2/7/24, 2/7/29(9)	35	34,323
Truist Financial Corp., 5.10% to 3/1/30(9)(10)	507	524,796
Security	Principal Amount (000's omitted)*		Value
Financial (continued)
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(9)		200	$ 201,965
Welltower, Inc., 2.75%, 1/15/31		249	248,300
			$ 28,136,283
Government - Multinational — 0.6%
Asian Development Bank, 3.125%, 9/26/28		540	$ 638,261
International Bank for Reconstruction & Development, 3.125%, 11/20/25		1,200	1,365,659
International Finance Corp., 7.50%, 5/9/22	BRL	630	124,787
			$ 2,128,707
Industrial — 1.6%
AP Moller - Maersk A/S, 4.50%, 6/20/29(1)		50	$ 53,838
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		49	48,694
Cemex SAB de CV, 7.375%, 6/5/27(1)		200	203,700
FedEx Corp.:
4.10%, 2/1/45		56	57,122
4.55%, 4/1/46		290	313,441
Ingram Micro, Inc., 5.45%, 12/15/24		13	13,119
Jabil, Inc.:
3.60%, 1/15/30		574	602,143
3.95%, 1/12/28		565	607,935
4.70%, 9/15/22		569	604,834
5.625%, 12/15/20		70	71,378
nVent Finance S.a.r.l., 4.55%, 4/15/28		855	915,921
Owens Corning:
3.95%, 8/15/29		669	729,893
4.30%, 7/15/47		131	133,467
4.40%, 1/30/48		50	52,191
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21(1)		260	261,191
Valmont Industries, Inc.:
5.00%, 10/1/44		55	57,311
5.25%, 10/1/54		265	277,511
Westinghouse Air Brake Technologies Corp., 1.613%, (3 mo. USD LIBOR + 1.30%), 9/15/21(3)		486	486,000
Xylem, Inc., 2.25%, 1/30/31		389	392,062
			$ 5,881,751
Other Revenue — 0.2%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30		675	$ 691,708
			$ 691,708
Technology — 0.8%
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)		91	$ 91,170

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Technology (continued)
DXC Technology Co.:
4.00%, 4/15/23	340	$ 357,072
4.125%, 4/15/25	266	283,518
4.75%, 4/15/27	294	322,574
Hewlett Packard Enterprise Co., 2.093%, (3 mo. USD LIBOR + 0.72%), 10/5/21(3)	30	29,949
HP, Inc., 3.40%, 6/17/30	719	740,680
Seagate HDD Cayman:
4.091%, 6/1/29(1)	374	391,866
4.875%, 3/1/24	235	252,046
5.75%, 12/1/34	180	198,924
Western Digital Corp., 4.75%, 2/15/26	163	168,956
		$ 2,836,755
Utilities — 1.2%
American Water Capital Corp., 2.95%, 9/1/27	370	$ 407,931
Avangrid, Inc.:
3.15%, 12/1/24	827	893,895
3.80%, 6/1/29	590	686,125
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	171	194,997
Enel Finance International NV, 2.65%, 9/10/24(1)	530	554,279
MidAmerican Energy Co.:
3.15%, 4/15/50	215	237,401
4.25%, 7/15/49	250	325,022
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	375	375,977
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	233	235,602
Public Service Co. of Colorado, 3.70%, 6/15/28	258	299,963
Sempra Energy, 4.875% to 10/15/25(9)(10)	160	160,400
		$ 4,371,592
Total Corporate Bonds (identified cost $60,512,444)		$ 62,632,615

Floating Rate Loans(11) — 0.7%

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$295	$ 279,811
		$ 279,811
Security	Principal Amount (000's omitted)	Value
Drugs — 0.1%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$430	$ 423,564
		$ 423,564
Electronics/Electrical — 0.2%
Epicor Software Corporation, Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), 6/1/22	$218	$ 214,223
Go Daddy Operating Company, LLC, Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 2/15/24	52	50,053
Hyland Software, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/1/24	208	202,782
MA FinanceCo., LLC, Term Loan, 2.678%, (1 mo. USD LIBOR + 2.50%), 6/21/24	19	17,385
Seattle Spinco, Inc., Term Loan, 2.678%, (1 mo. USD LIBOR + 2.50%), 6/21/24	125	117,408
SolarWinds Holdings, Inc., Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 2/5/24	79	76,464
		$ 678,315
Equipment Leasing — 0.0%(7)
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$147	$ 137,764
		$ 137,764
Health Care — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$196	$ 188,835
		$ 188,835
Insurance — 0.1%
Asurion, LLC, Term Loan, 3.178%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$179	$ 173,227
		$ 173,227
Leisure Goods/Activities/Movies — 0.0%(7)
Bombardier Recreational Products, Inc., Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$69	$ 65,876
		$ 65,876
Lodging and Casinos — 0.0%(7)
ESH Hospitality, Inc., Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$40	$ 38,164
		$ 38,164
Telecommunications — 0.1%
CenturyLink, Inc., Term Loan, 2.428%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$100	$ 94,105

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
Level 3 Financing, Inc., Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 3/1/27	$74	$ 70,316
Ziggo Financing Partnership, Term Loan, 2.685%, (1 mo. USD LIBOR + 2.50%), 4/30/28	225	213,188
		$ 377,609
Total Floating Rate Loans (identified cost $2,456,376)		$ 2,363,165

Preferred Stocks — 0.2%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(9)	12,563	$ 203,772
		$ 203,772
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	14,000	$ 231,840
Series A2, 6.375%	12,000	217,560
		$ 449,400
Total Preferred Stocks (identified cost $935,268)		$ 653,172

Rights — 0.0%(7)

Security	Shares	Value
Wireless Telecommunication Services — 0.0%(7)
T-Mobile US, Inc., Exp. 7/27/20(6)	10,600	$ 1,781
Total Rights (identified cost $3,922)		$ 1,781

Sovereign Government Bonds — 0.1%

Security	Principal Amount (000's omitted)	Value
Nacional Financiera SNC, 3.375%, 11/5/20(1)(8)	$265	$ 265,970
Total Sovereign Government Bonds (identified cost $264,965)		$ 265,970

Taxable Municipal Obligations — 2.0%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.6%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(12)	$450	$ 623,394
Massachusetts, Green Bonds, 3.277%, 6/1/46	435	504,630
New York City, NY, 5.206%, 10/1/31(12)	470	588,163
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285	315,179
		$ 2,031,366
Special Tax Revenue — 0.8%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$405	$ 419,985
2.484%, 6/1/27	290	300,852
2.534%, 6/1/28	360	371,588
2.584%, 6/1/29	200	205,300
2.984%, 6/1/33	220	228,237
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(12)	300	357,804
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(12)	600	793,062
		$ 2,676,828
Water and Sewer — 0.6%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$ 187,463
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	170	173,657
2.184%, 9/1/31	140	142,885
2.264%, 9/1/32	125	127,654
2.344%, 9/1/33	135	138,044
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	1,440	1,536,249
		$ 2,305,952
Total Taxable Municipal Obligations (identified cost $6,448,243)		$ 7,014,146

U.S. Government Agencies and Instrumentalities — 0.6%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$137	$ 143,193
2.618%, 8/1/23	69	73,616
2.668%, 8/1/24	240	261,096
2.738%, 8/1/25	240	266,171

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development: (continued)
3.435%, 8/1/34	$220	$ 259,594
3.485%, 8/1/35	125	147,615
3.585%, 8/1/37	225	260,662
U.S. International Development Finance Corp.:
3.22%, 9/15/29	400	443,859
3.52%, 9/20/32	386	439,569
Total U.S. Government Agencies and Instrumentalities (identified cost $2,098,538)		$ 2,295,375

U.S. Government Agency Mortgage-Backed Securities — 4.0%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
30-Year, 2.50%, TBA(13)	$3,050	$ 3,178,910
30-Year, 3.00%, TBA(13)	6,550	6,896,689
30-Year, 3.50%, TBA(13)	1,355	1,425,079
Pool #AN1879, 2.65%, with maturity at 6/1/26	326	356,575
Pool #AN1909, 2.68%, with maturity at 7/1/26	350	383,327
Pool #BM3990, 4.00%, with maturity at 3/1/48	617	656,406
Pool #BM5673, 3.50%, with maturity at 11/1/48	279	293,693
Pool #MA3149, 4.00%, with maturity at 10/1/47	1,010	1,075,995
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $14,140,717)		$ 14,266,674

U.S. Treasury Obligations — 1.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 2.00%, 2/15/50	$145	$ 166,019
U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/23(14)	242	252,553
0.75%, 7/15/28(14)	4,567	5,153,950
U.S. Treasury Notes:
0.625%, 5/15/30	115	114,668
1.625%, 10/15/20	317	318,325
1.75%, 10/31/20	316	317,643
2.625%, 2/15/29	31	36,330
Total U.S. Treasury Obligations (identified cost $5,780,473)		$ 6,359,488

Short-Term Investments — 2.1%
Other — 1.9%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(15)	6,852,566	$ 6,852,566
Total Other (identified cost $6,852,566)		$ 6,852,566
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(16)	760,497	$ 760,497
Total Securities Lending Collateral (identified cost $760,497)		$ 760,497
Total Short-Term Investments (identified cost $7,613,063)		$ 7,613,063
Total Investments — 103.0% (identified cost $315,052,284)		$ 370,101,366
Other Assets, Less Liabilities — (3.0)%		$ (10,777,126)
Net Assets — 100.0%		$ 359,324,240

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $41,702,074, which represents 11.6% of the net assets of the Fund as of June 30, 2020.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2020.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2020.
(4)	When-issued security. For a variable rate security, interest rate will be determined after June 30, 2020.
(5)	Step coupon security. The interest rate disclosed is that which is in effect on June 30, 2020.
(6)	Non-income producing security.
(7)	Amount is less than 0.05%.
(8)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $744,342.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

(11)	Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2020. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.
(12)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(13)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(14)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(15)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(16)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	34	Long	9/30/20	$ 7,508,156	$ 2,139
U.S. 5-Year Treasury Note	1	Long	9/30/20	125,742	350
U.S. Ultra-Long Treasury Bond	44	Long	9/21/20	9,598,875	42,491
U.S. 5-Year Treasury Note	(41)	Short	9/30/20	(5,155,430)	(14,805)
U.S. Long Treasury Bond	(16)	Short	9/21/20	(2,857,000)	(26,952)
U.S. Ultra 10-Year Treasury Note	(116)	Short	9/21/20	(18,268,187)	(121,532)
U.S. Ultra-Long Treasury Bond	(1)	Short	9/21/20	(218,156)	(978)
					$(119,287)

Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
BRL	– Brazilian Real
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Statement of Assets and Liabilities (Unaudited)

June 30, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $308,199,718) - including $744,342 of securities on loan	$ 363,248,800
Investments in securities of affiliated issuers, at value (identified cost $6,852,566)	6,852,566
Deposits at broker for futures contracts	208,718
Receivable for investments sold	1,720,691
Receivable for capital shares sold	156,078
Dividends and interest receivable	937,018
Dividends receivable - affiliated	736
Securities lending income receivable	148
Tax reclaims receivable	25,202
Directors' deferred compensation plan	75,530
Total assets	$373,225,487
Liabilities
Payable for variation margin on open futures contracts	$ 4,597
Due to custodian	20,531
Payable for investments purchased	514,718
Payable for when-issued/delayed delivery/forward commitment securities	12,106,595
Payable for capital shares redeemed	96,688
Deposits for securities loaned	760,497
Payable to affiliates:
Investment advisory fee	119,658
Administrative fee	35,022
Distribution and service fees	1,273
Sub-transfer agency fee	171
Directors' deferred compensation plan	75,530
Accrued expenses	165,967
Total liabilities	$ 13,901,247
Net Assets	$359,324,240
Sources of Net Assets
Paid-in capital	$ 286,363,654
Distributable earnings	72,960,586
Total	$359,324,240
Class I Shares
Net Assets	$ 352,916,625
Shares Outstanding	153,352,902
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 2.30
Class F Shares
Net Assets	$ 6,407,615
Shares Outstanding	2,780,318
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 2.30

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2020
Investment Income
Dividend income (net of foreign taxes withheld of $26,670)	$ 1,713,837
Dividend income - affiliated issuers	736
Interest income	2,132,285
Securities lending income, net	1,706
Total investment income	$ 3,848,564
Expenses
Investment advisory fee	$ 712,277
Administrative fee	208,471
Distribution and service fees:
Class F	6,831
Directors' fees and expenses	10,001
Custodian fees	3,629
Transfer agency fees and expenses	32,125
Accounting fees	73,346
Professional fees	18,637
Reports to shareholders	38,746
Miscellaneous	21,524
Total expenses	$ 1,125,587
Net investment income	$ 2,722,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (1,791,430)
Futures contracts	(67,613)
Foreign currency transactions	(3,496)
Net realized loss	$(1,862,539)
Change in unrealized appreciation (depreciation):
Investment securities	$ (152,544)
Futures contracts	3,760
Foreign currency	(39)
Net change in unrealized appreciation (depreciation)	$ (148,823)
Net realized and unrealized loss	$(2,011,362)
Net increase in net assets resulting from operations	$ 711,615

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,722,977	$ 5,646,608
Net realized gain (loss)	(1,862,539)	12,550,060
Net change in unrealized appreciation (depreciation)	(148,823)	53,518,070
Net increase in net assets from operations	$ 711,615	$ 71,714,738
Distributions to shareholders:
Class I	$ —	$ (17,324,508)
Class F	—	(195,158)
Total distributions to shareholders	$ —	$ (17,519,666)
Capital share transactions:
Class I	$ (10,207,201)	$ 12,319,228
Class F	1,404,932	2,635,364
Net increase (decrease) in net assets from capital share transactions	$ (8,802,269)	$ 14,954,592
Net increase (decrease) in net assets	$ (8,090,654)	$ 69,149,664
Net Assets
At beginning of period	$ 367,414,894	$ 298,265,230
At end of period	$359,324,240	$367,414,894

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Financial Highlights

	Class I
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 2.29	$ 1.94	$ 2.23	$ 2.05	$ 2.00	$ 2.05
Income (Loss) From Operations
Net investment income(1)	$ 0.02	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04
Net realized and unrealized gain (loss)	(0.01)	0.43	(0.08)	0.20	0.11	(0.08)
Total income (loss) from operations	$ 0.01	$ 0.47	$ (0.04)	$ 0.24	$ 0.15	$ (0.04)
Less Distributions
From net investment income	$ —	$ (0.04)	$ (0.04)	$ (0.04)	$ (0.04)	$ —(2)
From net realized gain	—	(0.08)	(0.21)	(0.02)	(0.06)	(0.01)
Total distributions	$ —	$ (0.12)	$ (0.25)	$ (0.06)	$ (0.10)	$ (0.01)
Net asset value — End of period	$ 2.30	$ 2.29	$ 1.94	$ 2.23	$ 2.05	$ 2.00
Total Return(3)	0.44% (4)	24.40%	(2.67)%	12.16%	7.58%	(1.90)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$352,917	$362,392	$296,345	$329,060	$325,638	$323,676
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.64% (6)	0.62%	0.72%	0.69%	0.75%	0.85%
Net expenses	0.64% (6)	0.62%	0.70%	0.68%	0.70%	0.84%
Net investment income	1.57% (6)	1.68%	1.66%	1.73%	2.06%	1.73%
Portfolio Turnover	54% (4)(7)	70% (7)	77%	132%	129%	90%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 2.30	$ 1.95	$ 2.24	$ 2.08	$ 2.03	$ 2.09
Income (Loss) From Operations
Net investment income(1)	$ 0.01	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03
Net realized and unrealized gain (loss)	(0.01)	0.44	(0.07)	0.19	0.12	(0.08)
Total income (loss) from operations	$ 0.00	$ 0.47	$ (0.04)	$ 0.22	$ 0.15	$ (0.05)
Less Distributions
From net investment income	$ —	$ (0.04)	$ (0.04)	$ (0.04)	$ (0.04)	$ —
From net realized gain	—	(0.08)	(0.21)	(0.02)	(0.06)	(0.01)
Total distributions	$ —	$ (0.12)	$ (0.25)	$ (0.06)	$ (0.10)	$ (0.01)
Net asset value — End of period	$ 2.30	$ 2.30	$ 1.95	$ 2.24	$ 2.08	$ 2.03
Total Return(2)	0.00%	24.28%	(2.65)%	11.01%	7.14%	(2.46)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,408	$ 5,023	$ 1,920	$ 1,540	$ 588	$ 324
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.89% (4)	0.86%	0.96%	1.40%	1.40%	1.74%
Net expenses	0.89% (4)	0.86%	0.96%	1.08%	1.10%	1.15%
Net investment income	1.32% (4)	1.44%	1.40%	1.30%	1.65%	1.49%
Portfolio Turnover	54% (5)(6)	70% (5)	77%	132%	129%	90%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Annualized.
(5)	Includes the effect of To-Be-Announced (TBA) transactions.
(6)	Not annualized.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP SRI Balanced Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 22,420,177	$ —	$ 22,420,177
Collateralized Mortgage-Backed Obligations	—	21,493,882	—	21,493,882
Commercial Mortgage-Backed Securities	—	6,649,379	—	6,649,379
Common Stocks	212,280,858 (1)	—	—	212,280,858
Common Stocks - Health Care	—	3,712,238 (2)	—	3,712,238
Convertible Bonds	—	79,383	—	79,383
Corporate Bonds	—	62,632,615	—	62,632,615
Floating Rate Loans	—	2,363,165	—	2,363,165
Preferred Stocks	653,172	—	—	653,172
Rights	1,781	—	—	1,781
Sovereign Government Bonds	—	265,970	—	265,970
Taxable Municipal Obligations	—	7,014,146	—	7,014,146
U.S. Government Agencies and Instrumentalities	—	2,295,375	—	2,295,375
U.S. Government Agency Mortgage-Backed Securities	—	14,266,674	—	14,266,674
U.S. Treasury Obligations	—	6,359,488	—	6,359,488
Short-Term Investments:
Other	—	6,852,566	—	6,852,566
Securities Lending Collateral	760,497	—	—	760,497
Total Investments	$213,696,308	$156,405,058	$ —	$370,101,366
Futures Contracts	$ 44,980	$ —	$ —	$ 44,980
Total	$213,741,288	$156,405,058	$ —	$370,146,346
Liability Description
Futures Contracts	$ (164,267)	$ —	$ —	$ (164,267)
Total	$ (164,267)	$ —	$ —	$ (164,267)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2020 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Floating Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments.
G  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
H  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option or option on a futures contract, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index or futures contract below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index or futures contract over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
I  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
J  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
K   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
L  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
M  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
N  Interim Financial Statements— The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of the Fund’s average daily net assets: 0.41% on the first $500 million, 0.36% on the next $500 million, and 0.325% on the excess of $1 billion. For the six months ended June 30, 2020, the investment advisory fee amounted to $712,277 or 0.41% (annualized) of the Fund's average daily net assets. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
Prior to May 1, 2020, CRM had agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceeded 0.70% for Class I and 0.95% for Class F of such class's average daily net assets. Pursuant to this agreement, no operating expenses were waived or reimbursed for the six months ended June 30, 2020.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2020, CRM was paid administrative fees of $208,471.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2020 amounted to $6,831 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $334 and are included in transfer agency fees and expenses on the Statement of Operations.

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VP SRI Balanced Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an Advisory Council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consists of CRM’s Chief Executive Officer and three additional members. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, shall be borne by the Calvert funds. For the six months ended June 30, 2020, the Fund’s allocated portion of the Advisory Council compensation and fees was $453, which is included in miscellaneous expense on the Statement of Operations.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2020, expenses incurred under the Servicing Plan amounted to $31,285 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2020, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, and including maturities, paydowns and principal repayments on floating rate loans, were $119,685,966 and $123,857,496, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $70,750,912 and $72,239,304, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$315,398,193
Gross unrealized appreciation	$ 60,659,234
Gross unrealized depreciation	(6,075,348)
Net unrealized appreciation	$ 54,583,886
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2020 is included in the Schedule of Investments. During the six months ended June 30, 2020, the Fund used futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2020, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$44,980 (1)	$(164,267) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2020 was as follows:

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

Statement of Operations Caption
Net realized gain (loss):
Investment securities(1)	$ 522
Futures contracts	(67,613)
Total	$(67,091)
Change in unrealized appreciation (depreciation):
Futures contracts	$ 3,760
Total	$ 3,760

(1)	Relates to purchased options.
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2020 was approximately $20,261,000 and $21,678,000, respectively. The average number of purchased options contracts outstanding during the six months ended June 30, 2020 was 1 contract.
7  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund's assets to the extent of any overdraft. At June 30, 2020, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $20,531. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2020. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2020. The Fund’s average overdraft advances during the six months ended June 30, 2020 were not significant.
8  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with SSBT, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2020, the total value of securities on loan, including accrued interest, was $745,110 and the total value of collateral received was $760,497, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2020.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$ 657,747	$ —	$ —	$ —	$ 657,747
Sovereign Government Bonds	102,750	—	—	—	102,750
Total	$760,497	$ —	$ —	$ —	$760,497
The carrying amount of the liability for deposits for securities loaned at June 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2020.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2020. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2020.
10  Affiliated Funds
At June 30, 2020, the value of the Fund’s investment in affiliated funds was $6,852,566, which represents 1.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$23,566,467	$(16,713,901)	$ —	$ —	$6,852,566	$736	6,852,566
11  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 500,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended June 30, 2020 and the year ended December 31, 2019 were as follows:
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class I
Shares sold	5,395,143	$ 12,035,137	12,781,947	$ 28,405,842
Reinvestment of distributions	—	—	8,057,911	17,324,508
Shares redeemed	(10,218,661)	(22,242,338)	(15,289,150)	(33,411,122)
Net increase (decrease)	(4,823,518)	$(10,207,201)	5,550,708	$ 12,319,228

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class F
Shares sold	1,070,399	$ 2,412,858	1,299,569	$ 2,854,861
Reinvestment of distributions	—	—	90,351	195,158
Shares redeemed	(477,139)	(1,007,926)	(186,707)	(414,655)
Net increase	593,260	$ 1,404,932	1,203,213	$ 2,635,364
At June 30, 2020, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 75.3%.
12  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Board of Directors' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP SRI Balanced Portfolio (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of its peer universe for the one- and three-year periods ended September 30, 2019, while it had underperformed the median of its peer universe for the five-year period ended September 30, 2019. It also indicated that the Fund had underperformed its benchmark index for the one-year period ended September 30, 2019, while it had outperformed its benchmark index for the three-and five-year periods ended September 30, 2019. This performance data also indicated that the Fund had outperformed its blended benchmark for the one-year period ended September 30, 2019, while it had underperformed its blended benchmark for the three- and five-year periods ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Calvert
VP SRI Balanced Portfolio
June 30, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.calvert.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24218     6.30.20

Calvert
VP SRI Mid Cap Portfolio
Semiannual Report
June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable. Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2020
Calvert
VP SRI Mid Cap Portfolio

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Performance

Portfolio Manager Charles B. Gaffney of Calvert Research and Management
% Average Annual Total Returns[1,2]	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	07/16/1991	07/16/1991	(9.76)%	(2.23)%	3.85%	11.03%

Russell Midcap® Index	—	—	(9.13)%	(2.24)%	6.75%	12.34%

% Total Annual Operating Expense Ratios[3]
Gross	1.00%
Net	0.99
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Fund Profile

Sector Allocation (% of net assets)*

*Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Broadridge Financial Solutions, Inc.	2.5%
Dollar General Corp.	2.4
Centene Corp.	2.4
Electronic Arts, Inc.	2.3
Black Knight, Inc.	2.3
Sempra Energy	2.2
Xcel Energy, Inc.	2.2
IHS Markit, Ltd.	2.0
Agilent Technologies, Inc.	2.0
CMS Energy Corp.	1.9
Total	22.2%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Endnotes and Additional Disclosures

[1]	Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)	Annualized Expense Ratio
Actual
	$1,000.00	$ 902.40	$4.68 **	0.99%
Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,019.94	$4.97 **	0.99%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on
December 31, 2019. Expenses shown do not include insurance-related charges.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 1.3%
Hexcel Corp.	8,547	$ 386,495
		$ 386,495
Auto Components — 0.7%
Aptiv PLC	2,713	$ 211,397
		$ 211,397
Banks — 0.7%
First Republic Bank	2,172	$ 230,210
		$ 230,210
Beverages — 1.3%
Coca-Cola European Partners PLC	10,386	$ 392,175
		$ 392,175
Biotechnology — 1.5%
Emergent BioSolutions, Inc.(1)	5,706	$ 451,230
		$ 451,230
Building Products — 2.1%
AZEK Co., Inc. (The)(1)	10,390	$ 331,025
Trex Co., Inc.(1)	2,378	309,307
		$ 640,332
Capital Markets — 4.3%
Cboe Global Markets, Inc.	5,073	$ 473,210
Northern Trust Corp.	5,402	428,595
Tradeweb Markets, Inc., Class A	7,474	434,538
		$ 1,336,343
Commercial Services & Supplies — 2.2%
Republic Services, Inc.	4,703	$ 385,881
Tetra Tech, Inc.	3,888	307,619
		$ 693,500
Communications Equipment — 1.8%
Motorola Solutions, Inc.	3,993	$ 559,539
		$ 559,539
Containers & Packaging — 4.3%
AptarGroup, Inc.	4,149	$ 464,605
Ball Corp.	7,372	512,280
Packaging Corp. of America	3,502	349,500
		$ 1,326,385
Security	Shares	Value
Diversified Consumer Services — 2.8%
Service Corp. International	7,102	$ 276,197
ServiceMaster Global Holdings, Inc.(1)	16,155	576,572
		$ 852,769
Electric Utilities — 2.2%
Xcel Energy, Inc.	10,761	$ 672,563
		$ 672,563
Electrical Equipment — 1.9%
AMETEK, Inc.	6,566	$ 586,803
		$ 586,803
Electronic Equipment, Instruments & Components — 3.3%
CDW Corp.	5,076	$ 589,729
Zebra Technologies Corp., Class A(1)	1,686	431,532
		$ 1,021,261
Energy Equipment & Services — 1.0%
Baker Hughes Co.	19,469	$ 299,628
		$ 299,628
Entertainment — 2.3%
Electronic Arts, Inc.(1)	5,364	$ 708,316
		$ 708,316
Equity Real Estate Investment Trusts (REITs) — 8.0%
AvalonBay Communities, Inc.	3,179	$ 491,600
Digital Realty Trust, Inc.	3,335	473,937
Extra Space Storage, Inc.	6,019	555,975
Lamar Advertising Co., Class A	3,439	229,588
Mid-America Apartment Communities, Inc.	4,671	535,623
National Retail Properties, Inc.	5,470	194,076
		$ 2,480,799
Food & Staples Retailing — 0.7%
Performance Food Group Co.(1)	7,956	$ 231,838
		$ 231,838
Food Products — 1.5%
Nomad Foods, Ltd.(1)	21,625	$ 463,856
		$ 463,856
Health Care Equipment & Supplies — 3.3%
Cooper Cos., Inc. (The)	877	$ 248,752
Haemonetics Corp.(1)	2,876	257,575

6
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	1,389	$ 505,568
		$ 1,011,895
Health Care Providers & Services — 5.4%
Amedisys, Inc.(1)	1,396	$ 277,162
Centene Corp.(1)	11,618	738,324
Chemed Corp.	694	313,042
LHC Group, Inc.(1)	1,878	327,373
		$ 1,655,901
Independent Power and Renewable Electricity Producers — 0.5%
NextEra Energy Partners, L.P.	3,148	$ 161,429
		$ 161,429
Insurance — 5.9%
Alleghany Corp.	791	$ 386,910
Allstate Corp. (The)	4,047	392,518
Assurant, Inc.	4,036	416,878
First American Financial Corp.	6,683	320,918
RLI Corp.	3,886	319,041
		$ 1,836,265
Interactive Media & Services — 1.0%
IAC/InterActiveCorp. (1)	970	$ 313,698
		$ 313,698
IT Services — 7.6%
Black Knight, Inc.(1)	9,561	$ 693,746
Broadridge Financial Solutions, Inc.	6,026	760,421
Cognizant Technology Solutions Corp., Class A	10,530	598,315
CSG Systems International, Inc.	2,446	101,240
WEX, Inc.(1)	1,147	189,266
		$ 2,342,988
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc.	6,835	$ 604,009
		$ 604,009
Machinery — 3.4%
Fortive Corp.	6,594	$ 446,150
Stanley Black & Decker, Inc.	4,310	600,728
		$ 1,046,878
Metals & Mining — 0.8%
Steel Dynamics, Inc.	9,762	$ 254,691
		$ 254,691
Security	Shares	Value
Multiline Retail — 2.4%
Dollar General Corp.	3,947	$ 751,943
		$ 751,943
Multi-Utilities — 4.1%
CMS Energy Corp.	10,320	$ 602,894
Sempra Energy	5,746	673,604
		$ 1,276,498
Pharmaceuticals — 1.7%
Jazz Pharmaceuticals PLC(1)	3,660	$ 403,844
Royalty Pharma PLC, Class A(1)	2,367	114,918
		$ 518,762
Professional Services — 3.4%
IHS Markit, Ltd.	8,035	$ 606,643
Verisk Analytics, Inc.	2,536	431,627
		$ 1,038,270
Semiconductors & Semiconductor Equipment — 4.2%
Analog Devices, Inc.	3,633	$ 445,551
NXP Semiconductors NV	2,818	321,365
Skyworks Solutions, Inc.	4,109	525,377
		$ 1,292,293
Software — 3.9%
ANSYS, Inc.(1)	2,009	$ 586,086
Bill.com Holdings, Inc.(1)	3,020	272,434
Everbridge, Inc.(1)(2)	1,139	157,592
RealPage, Inc.(1)	2,718	176,697
		$ 1,192,809
Specialty Retail — 5.0%
AutoZone, Inc.(1)	429	$ 483,964
Best Buy Co., Inc.	5,431	473,963
National Vision Holdings, Inc.(1)	10,432	318,385
Ross Stores, Inc.	3,205	273,194
		$ 1,549,506
Technology Hardware, Storage & Peripherals — 1.0%
HP, Inc.	18,206	$ 317,331
		$ 317,331
Total Common Stocks (identified cost $27,335,073)		$ 30,710,605

7
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.2%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(3)	75,809	$ 75,809
Total Short-Term Investments (identified cost $75,809)		$ 75,809
Total Investments — 99.7% (identified cost $27,410,882)		$ 30,786,414
Other Assets, Less Liabilities — 0.3%		$ 81,694
Net Assets — 100.0%		$ 30,868,108

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $155,932.
(3)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
8
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Statement of Assets and Liabilities (Unaudited)

June 30, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $27,335,073) - including $155,932 of securities on loan	$ 30,710,605
Investments in securities of affiliated issuers, at value (identified cost $75,809)	75,809
Receivable for investments sold	165,519
Receivable for capital shares sold	31,646
Dividends receivable	40,201
Dividends receivable - affiliated	13
Securities lending income receivable	276
Receivable from affiliate	1,990
Directors' deferred compensation plan	9,246
Total assets	$31,035,305
Liabilities
Payable for capital shares redeemed	$ 8,619
Payable to affiliates:
Investment advisory fee	16,436
Administrative fee	3,034
Directors' deferred compensation plan	9,246
Accrued expenses	29,862
Demand note payable	100,000
Total liabilities	$ 167,197
Net Assets	$30,868,108
Sources of Net Assets
Paid-in capital	$ 25,089,675
Distributable earnings	5,778,433
Total	$30,868,108

Net Assets	$ 30,868,108
Shares Outstanding	1,040,032
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 29.68
9
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2020
Investment Income
Dividend income (net of foreign taxes withheld of $340)	$ 211,688
Dividend income - affiliated issuers	13
Interest income	183
Securities lending income, net	3,079
Total investment income	$ 214,963
Expenses
Investment advisory fee	$ 101,616
Administrative fee	18,760
Directors' fees and expenses	882
Custodian fees	551
Transfer agency fees and expenses	9,183
Accounting fees	3,076
Professional fees	8,584
Reports to shareholders	13,401
Miscellaneous	3,106
Total expenses	$ 159,159
Waiver and/or reimbursement of expenses by affiliate	(4,610)
Net expenses	$ 154,549
Net investment income	$ 60,414
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (93,919)
Foreign currency transactions	(112)
Net realized loss	$ (94,031)
Change in unrealized appreciation (depreciation):
Investment securities	$ (3,518,895)
Foreign currency	2
Net change in unrealized appreciation (depreciation)	$(3,518,893)
Net realized and unrealized loss	$(3,612,924)
Net decrease in net assets from operations	$(3,552,510)
10
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 60,414	$ 156,332
Net realized gain (loss)	(94,031)	2,302,061
Net change in unrealized appreciation (depreciation)	(3,518,893)	7,010,427
Net increase (decrease) in net assets from operations	$ (3,552,510)	$ 9,468,820
Distributions to shareholders	$ —	$ (3,090,268)
Net decrease in net assets from capital share transactions	$ (1,645,383)	$ (2,241,471)
Net increase (decrease) in net assets	$ (5,197,893)	$ 4,137,081
Net Assets
At beginning of period	$ 36,066,001	$ 31,928,920
At end of period	$30,868,108	$36,066,001
11
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Financial Highlights

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 32.89	$ 27.48	$ 31.96	$ 28.82	$ 31.01	$ 33.17
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.06	$ 0.14	$ 0.15	$ 0.15	$ 0.21	$ (0.02)
Net realized and unrealized gain (loss)	(3.27)	8.21	(1.09)	3.20	2.05	(1.06)
Total income (loss) from operations	$ (3.21)	$ 8.35	$ (0.94)	$ 3.35	$ 2.26	$ (1.08)
Less Distributions
From net investment income	$ —	$ (0.15)	$ (0.18)	$ (0.21)	$ —	$ —
From net realized gain	—	(2.79)	(3.36)	—	(4.45)	(1.08)
Total distributions	$ —	$ (2.94)	$ (3.54)	$ (0.21)	$ (4.45)	$ (1.08)
Net asset value — End of period	$ 29.68	$ 32.89	$ 27.48	$ 31.96	$ 28.82	$ 31.01
Total Return(2)	(9.76)% (3)	31.36%	(4.43)%	11.65%	7.27%	(3.31)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 30,868	$ 36,066	$ 31,929	$ 41,239	$ 45,473	$ 49,584
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.02% (5)	1.00%	1.01%	1.04%	1.07%	1.10%
Net expenses	0.99% (5)	0.99%	0.99%	0.99%	0.99%	1.09%
Net investment income (loss)	0.39% (5)	0.44%	0.46%	0.49%	0.68%	(0.05)%
Portfolio Turnover	41% (3)	72%	62%	159%	170%	94%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
12
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP SRI Mid Cap Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
13

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 30,710,605(1)	$ —	$ —	$ 30,710,605
Short-Term Investments	—	75,809	—	75,809
Total Investments	$30,710,605	$75,809	$ —	$30,786,414

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.65% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the investment advisory fee amounted to $101,616. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
14

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.99% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2021. For the six months ended June 30, 2020, CRM waived or reimbursed expenses of $4,610.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2020, CRM was paid administrative fees of $18,760.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $57 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an Advisory Council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consists of CRM’s Chief Executive Officer and three additional members. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, shall be borne by the Calvert funds. For the six months ended June 30, 2020, the Fund’s allocated portion of the Advisory Council compensation and fees was $39, which is included in miscellaneous expense on the Statement of Operations.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2020, expenses incurred under the Servicing Plan amounted to $8,984 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $12,977,991 and $14,603,173, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$27,458,416
Gross unrealized appreciation	$ 4,404,679
Gross unrealized depreciation	(1,076,681)
Net unrealized appreciation	$ 3,327,998
15

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2020, the total value of securities on loan was $155,932 and the total value of collateral received was $155,526, comprised of U.S. government and/or agencies securities.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
At June 30, 2020, the Fund had a balance outstanding pursuant to this line of credit of $100,000 at an annual interest rate of 1.08%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at June 30, 2020. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2020. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2020.
8  Affiliated Funds
At June 30, 2020, the value of the Fund's investment in affiliated funds was $75,809, which represents 0.2% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$628,918	$(553,109)	$ —	$ —	$75,809	$13	75,809
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 1,000,000,000 common shares, $0.01 par value.
16

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended June 30, 2020 and the year ended December 31, 2019 were as follows:
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	31,179	$ 896,257	58,178	$ 1,852,303
Reinvestment of distributions	—	—	102,530	3,090,268
Shares redeemed	(87,547)	(2,541,640)	(226,020)	(7,184,042)
Net decrease	(56,368)	$(1,645,383)	(65,312)	$(2,241,471)
At June 30, 2020, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 71.6%.
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
17

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•      A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•      A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
18

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Board of Directors' Contract Approval — continued

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP SRI Mid Cap Portfolio (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of its peer universe and its benchmark index for the one- and three-year periods ended September 30, 2019, while it had underperformed the median of its peer universe and its benchmark index for the five-year period ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each above the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser
19

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Board of Directors' Contract Approval — continued

and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
20

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
21

Calvert
VP SRI Mid Cap Portfolio
June 30, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
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Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.calvert.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24220     6.30.20

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Series, Inc.

By:	/s/ John H. Streur
John H. Streur
President

Date: August 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date:	August 19, 2020

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 19, 2020